Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000246579 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Blue Capital US Small-Mid Cap Dynamic ETF
Class Name	Alpha Blue Capital US Small-Mid Cap Dynamic ETF
Trading Symbol	ABCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://alphabluecapitalabcs.com/etf/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://alphabluecapitalabcs.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://alphabluecapitalabcs.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the period, the Fund generated a total return of (0.16)%, trailing the Bloomberg U.S. 2500 Index and the Bloomberg U.S. Aggregate Equity Total Return Index, which returned 2.83% and 13.69%, respectively. U.S. equity markets were led by strong performance in Utilities and Information Technology, which the Fund benefited from.
Relative underperformance during the period was driven primarily by security selection, which accounted for approximately two-thirds of the performance differential, with sector allocation contributing the remaining one-third. The Fund’s exposures to the Vanguard Mid-Cap and Small-Cap ETFs performed largely in line with the Bloomberg U.S. 2500 Total Return Index and did not materially detract from relative results.
Market conditions during the period were marked by heightened volatility. Equity markets sold off sharply in early April following the announcement of new tariffs, before rebounding as investor sentiment shifted toward growth-oriented stocks. The rally was supported by optimism surrounding artificial intelligence infrastructure investment and adoption, as well as increasing expectations for Federal Reserve rate cuts.
As the Federal Reserve began easing monetary policy, low quality small-mid cap stocks experienced a pronounced rebound, creating a challenging environment for fundamentally driven strategies within this segment of the market.
Despite near-term performance headwinds, the Fund remains well diversified and positioned with attractive valuations, sound fundamentals, and a focus on quality companies exhibiting positive business momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (12/18/2023)
Alpha Blue Capital US Small-Mid Cap Dynamic ETF - NAV	(0.16)%	11.56%
Bloomberg US 2500 Total Return Index	2.83%	13.14%
Bloomberg US Aggregate Equity Total Return Index	13.69%	21.41%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://alphabluecapitalabcs.com/etf/ for more recent performance information.

Performance Inception Date	Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 10,556,955
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 36,744
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,556,955	Advisory Fees	$42,152
Portfolio Turnover Rate*	46%	Fees Waived and/or Expenses Reimbursed	(5,408)
# of Portfolio Holdings	105	Net Advisory Fees Paid	$36,744
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING OF COMMON STOCK (as a % of Net Assets)
Financials	20.6%
Health Care	14.7%
Consumer Discretionary	10.1%
Energy	6.3%
Industrials	5.7%
Materials	2.7%
Consumer Staples	2.5%
Information Technology	2.2%
Real Estate	1.6%
Communication Services	1.2%
Utilities	1.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Small-Cap Value ETF	10.6%
Vanguard Mid-Cap Value ETF	9.7%
Vanguard Small-Cap ETF	5.2%
Vanguard Mid-Cap ETF	5.1%
Elevance Health, Inc.	2.1%
Global Payments, Inc.	2.0%
Ameriprise Financial, Inc.	1.6%
Tenet Healthcare Corp.	1.5%
GE HealthCare Technologies, Inc.	1.4%
Lithia Motors, Inc.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated March 31, 2025, at https://alphabluecapitalabcs.com/etf/ or by calling (215) 330-4476.
Prior to April 1, 2025, the Fund’s investment adviser waived receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) did not exceed 0.25% of the Fund’s average daily net assets. This agreement remained in place through March 31, 2025, after which it was discontinued.